Note 11 - Borrowings	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
11
- Borrowings

As of
December 31, 2018,
Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately
$129.1
million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were
$24.0
million and
$28.0
million at
December 31, 2018
and
2017,
respectively. As of
December 31, 2018,
Quaint Oak Bank has
$813,000
in borrowing capacity with the Federal Reserve Bank of Philadelphia. There were no
borrowings under this facility at
December 31, 2018
and
2017.

Federal Home Loan Bank short-term borrowings and the weighted interest rate consist of the following at
December 31, 2018
and
2017
(dollars in thousands):

	At or For the Year Ended December 31,
	201 8	201 7
FHLB short-term borrowings:
Average balance outstanding	$9,745	$8,654
Maximum amount outstanding at any month-end during the period	10,000	11,500
Balance outstanding at end of period	9,000	10,000
Average interest rate during the period	2.02%	1.17%
Weighted average interest rate at end of period	2.62%	1.54%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at
December 31, 2018
and
2017
(in thousands):

	December 31, 201 8		December 31, 201 7
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2018	$--	-%	$3,000	1.46%
2019	3,000	1.86	3,000	1.86
2020	2,000	2.00	2,000	2.00
2021	3,000	2.05	3,000	2.05
2022	3,000	2.18	3,000	2.18
2023	3,000	2.33	3,000	2.33
2024	1,000	2.54	1,000	2.54
Total FHLB long-term debt	$15,000	2.12%	$18,000	2.01%